Note 20 - Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Note 20 - Commitments And Contingencies (Details) [Line Items]
Preferred Membership Investor Contributions			$ 500,000
Preferred Member Put Right Payment Term	6 months
Late Penalty Clause On Guaranteed Payments	10.00%
Operating Leases, Rent Expense, Net	294,000	222,000
One Common Member [Member] | Valley View Wind Farm [Member]
Note 20 - Commitments And Contingencies (Details) [Line Items]
Preferred Membership Investor Contributions	500,000
Debt Maturity Period	36 years
Valley View Wind Farm [Member]
Note 20 - Commitments And Contingencies (Details) [Line Items]
Preferred Membership Investor Contributions	$ 2,500,000
Minimum [Member]
Note 20 - Commitments And Contingencies (Details) [Line Items]
Preferred Member Put Right Option Term	2 years
Royalty Expense, Percentage of Revenue	5.00%
Maximum [Member]
Note 20 - Commitments And Contingencies (Details) [Line Items]
Preferred Member Put Right Option Term	10 years
Royalty Expense, Percentage of Revenue	15.00%